Revenue from contracts with customers and trade receivables (Details 3) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Pharmaceutical Services and Active Ingredient [Member]
Statement [Line Items]
Revenue		31,982		25,747	24,140
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular
Statement [Line Items]
Revenue		9,834		8,567	7,019
Pharmaceutical Services and Active Ingredient [Member] | Pain Management
Statement [Line Items]
Revenue		4,657		5,073	3,364
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective
Statement [Line Items]
Revenue		4,126		2,264	1,247
Pharmaceutical Services and Active Ingredient [Member] | Nervous System
Statement [Line Items]
Revenue		2,704		2,797	2,741
Pharmaceutical Services and Active Ingredient [Member] | Oncology [Member]
Statement [Line Items]
Revenue		2,385		1,798	2,212
Pharmaceutical Services and Active Ingredient [Member] | Dermatology
Statement [Line Items]
Revenue		768		1,370	1,622
Pharmaceutical Services and Active Ingredient [Member] | Others
Statement [Line Items]
Revenue		₨ 7,508		₨ 3,878	₨ 5,935

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).